Commitments and Contigencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contigencies [Abstract]
Schedule of Company’s Contractual Obligations	As of December 31, 2023, the Company’s contractual obligations consisted of the following:
Contractual Obligations	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Operating lease commitment	$203,844	$173,561	30,283	$-	$-
Repayment of bank loans	5,387,400	5,387,400	-	-	-
Total	$5,591,244	5,560,961	30,283	$-	$-